PRIMCO MANAGEMENT, INC.
                         700 Rockaway Turnpike
                              Suite $300
                           Lawrence, NY 11559

June 14, 2011

United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
Washington, D.C. 20549

     Re:  Primco Management, Inc.
          Amendment No. 1 to Registration Statement on Form S-1
          Filed March 28, 2011
          File No. 333-173119

Dear Sir and/or Madam:

We have reviewed the Securities and Exchange Commission's comment letter dated April 25, 2011 and have the following responses.

Comment Letter dated April 26, 2011
-------------------------------------
General
1. Please refer to Rule 419 of Regulation C, which includes a definition of "blank check company." Please note that the Commission stated it would "scrutinize . . . offerings for attempts to create the appearance that the registrant . . .has a specific business plan, in an effort to avoid the application of Rule 419." See Securities Act Release No. 33-6932 (April 28, 1992). Due to your financial condition, it is unclear how you have disclosed a specific business plan that would allow you to continue as a going concern. Further, your current assets, operations, and revenues are nominal in nature.

As such, it is uncertain from your disclosure whether the company will be able to implement a business plan based on your current financial condition. In view of the foregoing, it appears that your proposed business may be commensurate in scope with the uncertainty ordinarily associated with a black check company.

Accordingly, please revise your disclosure throughout your registration statement to comply with Rule 419 of Regulation C or supplementally provide a detailed explanation as to why Rule 419 does not apply to this offering. If you believe that you do not fall within the definition of a blank check company, appropriate disclosure to demonstrate your status as a non-blank check company should be included in the prospectus as well as a specific business plan.

The disclosure has not been revised to include the application of Rule 419. Management is actively pursuing its business plan as set out in the registration statement. On May 1, 2011, the registrant has signed a contract with New Visions Group Inc. to manage their benefit interest in a 100 unit multi family residential development. We continue to market ourselves and build up and develop the business.

The registrant has a business plan which is inconsistent with the business plan of a blank check company. As described above, the registrant provides managing services in the real estate industry and receives 5% of the amounts collected by the residents of the residential development. The registrant will pursue the other aspects of its business plan as funds allow.

The registrant does not intend to solely engage in any activities which would be consistent with the business plan of a blank check company.

Management of the registrant does not considers the registrant to be, or has treated the registrant as a blank check company.

Prospectus Cover Page
2. Please revise the cover page to reference the applicability of penny stock rules to transactions in your securities and include such disclosure in your prospectus summary.

Disclosure has been added to the cover page and the prospectus summary regarding the applicability of penny stock rules.

Prospectus Summary
Operations, page 5
3. Please revise the summary to discuss briefly your historical and current operations and provide additional detail in your business section. For instance, please revise to clarify that you have net losses. This disclosure should provide balance to your disclosure in the first paragraph of your activities under the Operations subheading.

The disclosure has been revised to include the following:

Historical operations: Since inception, the registrant's representatives have contacted business organizations, real estate firms, known owners of real estate and other contacts as perspective clients for future business

Current operations: The registrant has signed a contract with New
Visions Group Inc. to manage their beneficial interest in a 100 unit multi family residential development. We continue to market ourselves and build up and develop the business.

4. Please revise your summary to briefly explain what your auditor's going concern opinion means.

The following disclosure has been added.

Our independent auditor has expressed substantial doubt about our ability to continue as a going concern given our lack of operating history and the fact to date have had no revenues. Potential investors should be aware that there are difficulties associated with being a new venture, and the high rate of failure associated with this fact. We have incurred an accumulated deficit of $16,182 for the three months ended March 31, 2011 and have had no revenues to date. Our future is dependent upon our ability to obtain financing and upon future profitable operations from our operations. These factors raise substantial doubt that we will be able to continue as a going concern.

Risk Factors, page 6
General
5. Please include a risk factor that indicates that the offering price was arbitrarily determined and that the price bears no relations to your assets, earnings, book value or other criteria of value. Please disclose the material risks to investors resulting from the arbitrary determination of your offering price.

The following risk fact has been added.

3. The initial price of $.25 may have little or no relationship to the market price, if any of our common stock.

The offering price of our common stock by the selling security holder was arbitrarily determined without regard to book value, recent issuances of shares, such as for cash and services or market value. There may be little or no relationship between the
initial prices of $.25 and the market price.   You may lose your
entire investment.

6. Please review your risk factors and eliminate those generic risks applicable to any public company. For example, we note your risk factor at the top of page 7 regarding the risks related to compliance with periodic reporting requirements and your second risk factor on page 11 regarding the prospective impact that your responsiveness to future growth opportunities could have on your business. Alternatively, please revise any generic risk factors to demonstrate risks specific to your business.

The risk factor relating to the risks related to compliance with period reporting requirements has been revised to demonstrate risks specific to the registrant's business.

6. Our current operations will not be sufficient to cover the cost associated with satisfying our reporting obligations. The costs to meet our reporting and other requirements as a public company subject to the Exchange Act of 1934 will be substantial and may result in us having insufficient funds to complete the development of our product line or even to meet routine business obligations.

If we become a public entity, subject to the reporting requirements of the Exchange Act of 1934, we will incur ongoing expenses associated with professional fees for accounting, legal and a host of other expenses for annual reports and proxy statements. We estimate that these costs could range up to $35,000 per year for the next few years and will be higher if our business volume and activity increases but lower during the first year of being public because we have not yet completed development of our line of services, and we will not yet be subject to the requirements of Section 404 of the Sarbanes-Oxley Act of 2002. Our current operations will not be sufficient to cover the cost associated with satisfying our reporting obligations. As a result, we may not have sufficient funds to complete the development of our line of services or even to meet routine business obligations.


The generic risk factor regarding the prospective impact . . . has been eliminated.

7. We note that Mr. Friedman will continue to own a majority of your outstanding shares after this offering. As such, please revise to discuss the risk associated wit his ability to cause you to engage in a business combination without seeking shareholder approval, as applicable.

The following risk factor has been added.

9. Even after completion of the offering, assuming all of the common shares is sold, our executive officer will own approximately 66.67% of our outstanding common stock. Investors may find that corporate decisions influenced by our executive officer are inconsistent with the best interests of other stockholders.

Neal Friedman, our executive office owns all of the outstanding shares of our common stock as of the date of this prospectus.
Accordingly, he has, and following the completion of the offering, will continue to have power in deciding every aspect of our business, including:
      -  all employment decisions;
-  the appointment of other management positions; and
- whether to enter into material transactions with related parties.

He will have the power in determining the outcome of all corporate transactions or other matters, including mergers, consolidations and the sale of all or substantially all of our assets, and also the power to prevent or cause a change in control. While we have no current plans with regard to any merger, consolidation or sale of substantially all of its assets, the interests of our executive officer may still differ from the interests of other stockholders. Mr. Friedman owns 8,000,000 common shares for which he paid $12,100.

8. Please also include a separate risk factor under this subheading to make clear your key officers will also have complete control over decisions, including, but not limited to:
   -  all employment decisions;
   -  the appointment of other management positions; and
   - whether to enter into material transactions with related parties.
 See response to comment 7.

9. Please include a risk factor that discusses your principal officer's inexperience in running a public company and in the company's current business, if applicable.

The principal officer's resume has been revised to discuss his experience in the business of the registrant. The following risk factor has been added.

8. Because our executive officer does not have experience in running a public company, there is a higher risk our business will fail.

Our executive officer does not any experience in running a public company. As a result our business could suffer irreparable harm due to his lack of experience.

5.  The costs to meet our reporting and other requirements ...
page 7
10. Please revise this risk factor to clarify, if true, that your current operations will not be sufficient to cover the cost associated with satisfying your reporting obligations.

The risk factor has been revised.

6.  We are dependent on Neal Friedman...page 8
11. Considering your disclosure elsewhere in Risk Factor section regarding your lack of financial resources, please revise this risk factor and your later disclosure in the business section to explain in greater detail how you plan to engage qualified personnel to implement your strategy.

The disclosure has been added to the risk factor and the business section.

Forward-Looking Statements, page 11
12. Please revise your disclosure in the last sentence in the second paragraph under this subheading to clarify that your are required, pursuant to applicable regulations to update this prospectus during your continuous offering.

The disclosure has been revised as follows:

Because of the number and range of the assumptions underlying our projections and forward-looking statements, many of which are subject to significant uncertainties and contingencies that are beyond our reasonable control, some of the assumptions inevitably will not materialize and unanticipated events and circumstances may occur subsequent to the date of this prospectus or the date of any updates to this prospectus, pursuant to applicable regulations, during our continuous offering.

Use of Proceeds, page 12
13. Please revise to provide a separate discussion of each component of the total estimated costs for this offering, consistent with your disclosure under Item 13.

The following disclosure has been added.

Offering expenses include general and administrative expenses, including legal and accounting fees and administrative support expenses incurred in connection with our reporting obligations with the SEC.

Start-Up/Expansion Costs include purchasing software, infrastructure computers server, printers, website development, personnel, office fixtures and supplies.

Marketing and sales includes advertising at industry shows, in industry journal ads and website advertising.

Working capital includes rent, salaries and other operation expenses.

Business Operations
Services, page 14
14. Please significantly revise to describe more specifically what services you currently provide, how you provide these operations and to whom. In addition, please discuss in detail your planned real estate services. Revise your prospectus, including this section and your MD&A so that ordinary investors have a clear understanding of what you do and what services you provide.

The following disclosure has been added:

To date, we offer real estate management services for a per diem rate or for a traditional percentage rate. We provide investment analysis, possible restructuring, refinancing, or repositioning analysis and implementation and strategic partnering.

On May 1, 2011, the registrant entered into a management agreement with New Visions Group to act as the managing agent of a 100 unit multi family residential apartment buildings known as Wallnut Villas Apts. located at 1027 Florence Avenue, Vineland, NJ 08360, for a term of five years. New Visions Group is owned by Murray Friedman, the father of Neal Friedman, an officer and director of the registrant. Pursuant to the agreement, the registrant will receive 5% of amounts collected from the distributions of income derived from the buildings and will be reimbursed for all out-of-pocket costs. There are no specific termination provisions.

15. Please discuss in greater detail how the company will earn fees form providing consulting and management services, including a more robust discussion of the payment structure of your contractual arrangements.



The following disclosure has been added:

Revenues
--------
The registrant will offer its management services as a per diem/per unit fee or a traditional percentage of rent roll fee as negotiated on a per property basis. All other services will be billed at a per contract fee, or as an hourly fee as per negotiation with the particular client. All services will be billed on a net 30 day basis.


Competition, page 20
16. Please revise this section to discuss how you compete within your industry despite having limited operations and assets. In this regard, please discuss your competition's advantages over you and discuss how this will affect your competitive position within the industry.

The following disclosure has been added:

The registrant plans to service its clients at a cheaper service fee. The registrant is willing to take on troublesome properties and "go the extra mile" with plans and imagination to cure problems not white wash them. The registrant is willing to do this even at a per diem rate which management believes is easier to afford on a troubled property`s limited budget. The registrant is willing to negotiate a grace period for management fees on a yearly signed contract in order to help the owner over come the hurdles of management change.


17. We note your disclosure on pages 20 and 22 regarding strategic partners and alliances. Please revise to remove duplicative disclosure and clarify, if true, that you currently have no strategic partners or alliances.

The duplicative disclosure has been deleted and the disclosure has been revised to clarify that the registrant currently has no strategic partners or alliances.

Employees, page 20
18. Please disclose the approximate amount of time that your executive officers will devote to you.

The following disclosure has been added.

Messrs. Friedman and Spira will devote their full efforts and as much time as needed when operations and funding are available.

Management's Discussion and Analysis of Financial Condition or
Results of Operation
Results of Operations, page 26
19. Considering that your auditors have issued a going concern opinion, please revise to indicate the course of action that you intend to take to remedy the deficiency.

The following disclosure has been added under Plan of Operation.

The registrant's financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. In the near term, the registrant expects operating costs to continue to exceed funds generated from operations. As a result, the registrant expects to continue to incur operating losses, and the operations in the near future are expected to continue to use working capital.

The registrant estimates that it will require approximately
$15,000 per month for operations including salaries office expenses etc without expansion. This will also include legal, accounting and transfer agent fees.

Our current cash balance is estimated not to be sufficient to fund our current operations. In addition to revenues received from our management agreement with New Visions Group, Mr. Friedman has verbally agreed to personally loan any amounts up to the $50,000 needed to run operations. Any loan provided by Mr. Friedman shall be binding, with an interest rate of five percent per annum and a term of one year. However, we still need raise sufficient funds to complete the development of our service line. No other financing plans are in place. We may never obtain the necessary financing to complete product development and begin operations.

Liquidity and Capital Resources, page 256
20. Please discuss the company's specific cash requirements for next 12 months to continue its operations. Please also revise to discuss in greater detail the specifics of your oral loan arrangement with your principal officer to cover various expenses outstanding after you have exhausted the offering proceeds.

See response to comment 19 above relating to specific cash requirements.

There are no additional material terms to disclose regarding the oral loan arrangement.

21. We not your discussion of the impact that compliance with reporting company requirements under the Exchange Act will have on your liquidity on an going-forward basis. Please revise to discuss your estimated expenses in greater detail and how you determined such amounts.

The following disclosure has been added.

Our estimated costs based on discussions with each professional include accountants/auditors, legal counsel and transfer agents are breakdown yearly as follows:

   Accounting      $25,000
   Legal           $12,000
   Transfer agent  $ 5,000

This will add approximately $3,500 per month to our bottom line expenses.

22. Please disclose the offering expenses to be paid by the company as disclosed in Part II of the registration statement and discuss how these expenses will affect your liquidity.

The disclosure has been revised.

Plan of Operations, page 25
23. We note you intend to spend $100,000 over the next one to three months to "complete management programs." Please revise to explain what you mean by complete management programs and more specifically describe and provide a breakdown of how the $100,000 will be used, assuming you are able to raise any proceeds.

The following disclosure has been added.

Assuming we raise sufficient proceeds, to complete our management programs, we intend to buy software for marketing, real estate management, book keeping and operations and integrate them together. We intend to train our staff with the latest available real estate management/operations criteria in order to provide an integrated streamlined service to our clients.

24. We note that you received proceeds of $12,100 from the sale of common stock to Neal Friedman and that Mr. Friedman has verbally agreed to personally loan any amounts up to the $50,000 needed to run operations. Please provide applicable disclosure, including the approximate dollar value of any transaction, in accordance with Item 404(a) of Regulation S-K.

The applicable disclosure has been added.

Directors, Executive Officers, Promoters and Control Persons, page 27
25. Please expand your disclosure here to provide a discussion of the specific experience qualifications, attributes or skills that led to the conclusion that Mr. Friedman should serve as a director. Please refer to Item 401(e) of Regulation S-K.

The following disclosure has been added:

Mr. Friedman was a consultant at Sapphire Capital Ventures, a private real estate venture fund and management firm from 2008 to 2010. He was responsible for the management of large scale commercial and residential real estate development projects. Mr. Friedman's consulting role included team leadership, client development, advising on contract negotiation, finance-management, due diligence, site and building assessment. Mr. Friedman has a developed a large contact base that will be very useful to the registrant and its growth.

During Mr. Friedman's tenure with Sapphire Capital Ventures he was trained in and was responsible for the management of commercial and residential real estate projects he worked with many clients and gained much of his experience during that time and was introduced to many people in the industry. His expertise in financial analysis and due diligence will be instrumental in the registrant's success. Mr. Friedman's experience in debt collection and debt restructure will be of great value to the registrant in today's trying financial markets

26. Please revise to disclose Mr. Friedman's specific experience as a consultant for Sapphire Capital Ventures.

See response to comment 25.

Report of Independent Registered Public Accounting Firm, page 35
27. Please revise to include the words "substantial doubt" in the going concern opinion paragraph to comply with PCAOB standards.

The report has been revised.

Thank you for your time and consideration in this matter.



Sincerely,

/s/Neal Friedman
-----------------------
Neal Friedman
Chief Executive Officer